SCHEDULE OF OTHER EXPENSES (Details) - CAD ($)		3 Months Ended		9 Months Ended
	Jul. 21, 2025	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Notes and other explanatory information [abstract]
Share issue costs	$ 4,100,807			$ 2,414,497
Write-off of accounts (payable) receivable		(27,486)	(48,128)	(72,981)	(23,486)
Other		(338)	164	(2,351)	3,655
Total Other expenses		$ (27,824)	$ (47,964)	$ 2,339,165	$ (19,831)